Retirement Plans Retirement Plans (Projected Future Pension Benefit Payments, Excluding Any Termination Beneftis) (Details) - U.S. Plans [Member] $ in Millions	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Projected future pension benefit payments, 2017	$ 800
Projected future pension benefit payments, 2018	788
Projected future pension benefit payments, 2019	796
Projected future pension benefit payments, 2020	804
Projected future pension benefit payments, 2021	812
Projected future pension benefit payments, 2022 - 2025	$ 4,137